INTANGIBLE ASSETS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
2015	$ 8,230
2016	7,140
2017	5,764
2018	4,383
2019	3,043
2020 and thereafter	3,983
Finite-Lived Intangible Assets, Net	$ 32,543	$ 32,549